COVER	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	S-1
Registrant Name	INNVENTURE, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	93-4440048
Entity Address, Address Line One	6900 Tavistock Lakes Blvd, Suite 400
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32827
City Area Code	321
Local Phone Number	209-6787
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Central Index Key	0002001557
Amendment Flag	false